ORGANIZATION	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

(a) Principal activities

Digital Currency X Technology Inc. (“Digital Currency X” or the “Company”), formerly known as Chijet Motor Company, Inc. (“Chijet Motor”), was incorporated on June 22, 2022 as a Cayman Islands exempted company. Digital Currency X, collectively with its subsidiaries (“the Group”, “we”, “us” or “our”) was engaged in the development, manufacture, sales, and service of new energy vehicles, hybrid vehicles and traditional fuel vehicles in China. In November 2025, the Company commenced a strategic transformation toward the digital asset sector. As the core of its new business, the Company has launched DexTrader, an on-chain derivatives aggregation trading platform that provides a unified trading gateway, data analytics, and execution capabilities for digital assets and on-chain mapped traditional financial assets. The platform is scheduled to commence trial operations in June 2026 and has currently integrated Hyperliquid contract trading, with plans to add more DEXs, together with copy trading and quantitative strategy features. As part of its digital asset management strategy, the Company stakes EdgeAI native tokens for a fixed 12-month term to earn a floating annualized return, with returns distributed in EdgeAI tokens as determined by the on-chain mechanism. Meanwhile, the disposal of its former principal operating entities was completed on March 20, 2026 (as discussed in Note 5 — Discontinued Operations).

(b) Reclassification of ordinary shares and share exchange

On January 10, 2025, the shareholders of the Company approved at the 2025 Extraordinary General Meeting, the redesignation of authorized share capital from one class of ordinary shares to two classes of ordinary shares (the “Reclassification”). Upon the Reclassification, the authorized 10,000,000,000 shares of the Company consist of 9,982,000,000 class A ordinary shares (“Class A Ordinary Shares”), par value of US$0.003 each and 18,000,000 class B ordinary shares (“Class B Ordinary Shares”), par value of US$0.003 each.

Each Class A Ordinary Share entitles the holder thereof to one vote on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share entitles the holder thereof to 20 votes on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. In no event shall Class A Ordinary Shares be convertible into Class B Ordinary Shares. Save and except for voting rights and conversion rights, the Class A Ordinary Shares and the Class B Ordinary Shares rank par passu with one another and have the same rights, preferences, privileges and restrictions.

In March 2025, the Company issued an aggregate of 1,600,000 Class B Ordinary Shares to two of its existing shareholders, Chijet Holdings Limited and Euroamer Kaiwan Technology Company Limited, pursuant to a Share Exchange Agreement dated as of March 16, 2025 among the Company and two shareholders. In exchange for the Class B Ordinary Shares, the two shareholders returned an aggregate of 1,624,910 Class A Ordinary Shares of the Company to the Company, which were subsequently canceled, retired and reverted to authorized but unissued Class A Ordinary Shares.

(c) Share consolidations

On June 28, 2024, the Company declared a 1-for-30 share consolidation of its issued and unissued ordinary shares (the “2024 Share Consolidation”) that became effective on July 8, 2024. Upon effectiveness of the 2024 Share Consolidation, every 30 of the Company’s issued and unissued ordinary shares were automatically converted into one ordinary share with a par value of $0.003 per share.

On September 24, 2025, the Company’s shareholders approved, at the Annual General Meeting, a share consolidation of up to 100-for-1 (the “2025 Share Consolidation”) that became effective on November 3, 2025. Upon effectiveness of the 2025 Share Consolidation, every 100 of the Company’s issued and unissued ordinary shares were automatically converted into one ordinary share, and the par value per share was adjusted from US$0.003 to US$0.30.

On December 24, 2025, the Company’s Board of Directors approved a 12-for-1 share consolidation (the “2026 Share Consolidation”), which became effective on January 22, 2026. Upon effectiveness of the 2026 Share Consolidation, every 12 of the Company’s issued and unissued ordinary shares were automatically converted into one ordinary share, and the par value per share was adjusted from US$0.30 to US$3.60.

No fractional shares were issued in connection with the above Share Consolidations. Any resulting fractional shares were rounded up by the Company. As of the effective date of January 22, 2026, the total amount of authorized share capital remained at US$3,000,000,000.00, while the total number of authorized shares was adjusted to 833,333,333.33, comprising (a) 831,833,333.33 Class A ordinary shares with a par value of US$3.60 each, and (b) 1,500,000 Class B ordinary shares with a par value of US$3.60 each. The total issued and outstanding Class A ordinary shares were reduced from 234,729,854 shares to approximately 19,560,821 shares, and the total issued and outstanding Class B ordinary shares were reduced from 16,001 shares to approximately 1,334 shares.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

Unless otherwise indicated, all share and share-related information presented in these financial statements, including all shares, treasury stock, warrants, per share data and share prices set forth in the consolidated financial statements and notes, have been retroactively adjusted to reflect the decreased number of shares and the increased price per share resulting from the Share Consolidations.

(d) Reverse recapitalization

On June 1, 2023 (“Closing Date”), the Company consummated the business combination described further below. A Business Combination Agreement (“BCA”) dated as of October 25, 2022, was entered into by and among Jupiter Wellness Acquisition Corp. (“JWAC”), a special purpose acquisition company, Chijet Inc., incorporated under the Combination laws of the Cayman Islands on July 2, 2021, Digital Currency X, a wholly-owned subsidiary of Chijet Inc., and Chijet Motor (USA) Company, Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of Digital Currency X, and each of the holders of Chijet Inc.’s outstanding ordinary shares (collectively, the “Sellers”).

Pursuant to the BCA, the business combination was affected through the merger of the Merger Sub with and into JWAC, with JWAC as the surviving entity and wholly-owned subsidiary of Digital Currency X. On the Closing Date, Digital Currency X acquired all of the issued and outstanding capital shares of Chijet Inc. held by the Sellers in exchange for ordinary shares of Digital Currency X, and any shares Chijet Inc. held in Digital Currency X were surrendered for no consideration, such that Chijet Inc. becomes a wholly-owned subsidiary of Digital Currency X and the Sellers became shareholders of Digital Currency X and its subsidiaries (“Share Exchange”).

On the Closing Date, the Sellers holding 8,870,095 ordinary shares of DCX Inc. received 5,071,010 of ordinary shares after giving effect to the exchange ratio of 0.5717 (“Exchange Ratio”) in the Share Exchange that had an aggregate value equal to US$1.6 billion, each valued at the Redemption Price at Closing of approximately US$31.552, subject to certain Sellers having an earnout (“Earnout”) which would adjust downwards the consideration to applicable Sellers by up to Six Hundred Seventy Four Million Dollars (US$674 million) in the aggregate based on certain post-Closing financial performance and stock price metrics of the Company (Note 2(s)).

Following completion of the transactions contemplated by the BCA, there were an aggregate of 5,345,321 ordinary shares issued and outstanding which include those shares issued to the Sellers, 43,353 shares issued to JWAC’s public shareholders with one contingent value right (a “CVR”) of the Company for each share outstanding, 115,000 shares issued to JWAC’s Class B Common Stock holders, 57,500 shares issued to holders with JWAC’s right to receive (1/8) of ordinary shares, 58,458 shares issued to (i) privately placed JWAC Common Stock holders of 16,434 shares, (ii) holders with JWAC’s privately placed right to receive (1/8) of ordinary shares, equivalent of 2,055 shares, (iii) I-banker privately placed 4,534 shares, (iv) I-banker with privately place right to receive (1/8) of ordinary shares, equivalent of 567 shares, (v) I-banker representative shares of 9,200, (vi) JWAC officers and directors of 10,000 shares, (vii) DCX independent directors compensation of 668 shares, (viii) Greentree Financial Group Inc. (“Greentree”) of 6,667 shares due to the conversion of Shandong Baoya’s accrued expenses of US$1 million pursuant to the financial consulting agreements with Greentree, and 8,333 shares issued for exercise of Greentree’s warrants.

After giving the aforementioned effect, the number of ordinary shares issued and outstanding immediately following the consummation of the Business Combination was as follows:

Shares

Legacy DCX Shares	5,071,010
JWAC’s public shares, net of redemption	43,353
JWAC public shares converted from (1/8) JWAC rights at closing	57,500
JWAC sponsor shares	115,000
Shares issued to private placed shareholders and rights, and share-based compensation	50,125
Exercise of Greentree warrants	8,333
Total shares of ordinary shares outstanding immediately after the Business Combination	5,345,321

The Business Combination was accounted for as a “reverse recapitalization” in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, although JWAC is the public entity as the legal acquirer, it was treated as the “accounting acquiree”. And Digital Currency X as the legal acquiree, was treated as the acquirer for financial reporting purposes. This determination was primarily based on the following factors: (i) Digital Currency X’s shareholders have a majority of the voting power of the Company after the consummation of the Business Combination; (ii) Digital Currency X and its subsidiaries represent the ongoing operations and a majority of the governing body of the Company, and (iii) Digital Currency X’s senior management is comprised of the senior management of the Company. Accordingly, for accounting purposes, the business combination was treated as the equivalent of Digital Currency X issuing stock for the net assets of JWAC, accompanied by a recapitalization. The net assets of JWAC were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination were those of Digital Currency X and its subsidiaries. Accordingly, the consolidated assets, liabilities and results of operations prior to the reverse recapitalization were those of Digital Currency X and its subsidiaries, and JWAC’s assets, liabilities and results of operations were consolidated with the Company beginning on June 1, 2023. Share data has been retroactively restated by the Exchange Ratio to give effect to the reverse recapitalization.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

Upon the consummation of the reverse recapitalization, the assets and liabilities of JWAC were recognized at fair value. The fair value of cash and short-term liabilities acquired approximates their historical costs attributable to their short maturity. After the redemption of common stocks of JWAC before the closing of the business combination, the net assets acquired by the Company were in the amount of US$4.49 million which were recorded as an increase in additional paid-in capital. Assets and liabilities of JWAC upon the consummation of the reverse recapitalization were as follows:

June 1, 2023
US$’000

Cash	$13,680
Including repayment of extension note to Chijet Inc.	(2,060)
Accrued expenses	(7,129)
Bank charges	(1)
Net assets acquired by Digital Currency X as of June 1, 2023	$4,490

For the year ended December 31, 2023, the Company incurred approximately US$1.5 million of transaction costs for legal, accounting and consulting services directly associated with the reverse recapitalization. In accordance with SEC reporting guidance with regards to an operating company’s reverse acquisition with a non-operating company having some cash, transaction costs incurred for the reverse acquisition, such as legal fees, investment banking fees and the like, may be charged directly to equity to the extent of the cash received, while all costs in excess of cash received should be charged to expense. Accordingly, the Company charged transaction costs of approximately US$1.5 million in 2023 and deferred cost US$3.0 million from previous years to additional paid-in capital in the consolidated financial statements.

(e) History of the Company and Reorganization

Prior to the incorporation of the Company and starting in April 2009, the business was carried out under Shandong Baoya and its subsidiaries. Shandong Baoya and its subsidiaries were controlled by a group of individual and institutional shareholders, with voting agreements to vote consensually concerning operating and development matters.

Prior to the business combination, Chijet Inc. completed a reorganization (“Reorganization”), which involved the following steps:

●	On July 6, 2021, Chijet Inc. was established under the laws of the Cayman Islands.

●	On July 12, 2021, Baoya Technology Holdings Limited was incorporated in the British Virgin Islands (“BVI”) as a wholly-owned subsidiary of Chijet Inc.

●	On July 28, 2021, Baoyaev Group Limited was incorporated in Hong Kong as a wholly-owned subsidiary of Baoya Technology Holdings Limited.

●	On October 21, 2021, Baoya New Energy (Shandong) Co., Ltd. (“WFOE”) was established in the People’s Republic of China (“PRC”) as a wholly-owned subsidiary of Baoyaev Group Limited.

By June 3, 2022, Chijet Inc. gradually acquired a 85.172% stake in Shandong Baoya through its wholly-owned subsidiary WFOE via the following transactions: (1) WFOE acquired 17.245% stake in Shandong Baoya from two shareholders through 1,795,977 ordinary shares issued by Chijet Inc.; and (2) WFOE acquired 67.927% stake in Shandong Baoya from seven shareholders, individual and institutional, for total consideration of Renminbi (“RMB”) 7. Upon those transactions, all seven shareholders entered into a voting agreement to vote consensually concerning operation and development matters of the Chijet Inc. and its subsidiaries. Given that there was no change in control, the transaction is accounted for as business combination under common control.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

As of December 31, 2025, the subsidiaries of Digital Currency X were:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries
Baoya New Energy (Shandong) Co., Ltd.*	October 21, 2021	The PRC	100.00%	Investment holding
Baoya New Energy Automobile Sale (Yantai) Co., Ltd.*	November 29, 2019	The PRC	93.92%	New energy vehicle sales
Baoya New Energy Automobile R&D (Xiangyang) Co., Ltd.*	May 25, 2022	The PRC	85.17%	Research and development of new energy vehicles
Baoya New Energy Automobile R&D Institution (Yantai) Co., Ltd.*	November 29, 2019	The PRC	85.17%	Research and development of new energy vehicles
Baoya Technology Holdings Limited*	July 12, 2021	BVI	100.00%	Investment holding
Baoyaev Group Limited*	July 28, 2021	Hong Kong	100.00%	Investment holding
Chijet Inc.*	July 6, 2021	Cayman Islands	100.00%	Investment holding
Dezhou Yarui New Energy Automobile Co., Ltd.*	February 1, 2016	The PRC	65.23%	R&D and manufacturing of new energy vehicles
Dezhou Yitu New Energy Automobile Co., Ltd.*	April 23, 2011	The PRC	86.43%	R&D and manufacturing of special electric vehicles
Faw Jilin Automobile Co., Ltd.*	June 20, 1984	The PRC	60.05%	Commercial vehicles, passenger vehicles manufacturing
Faw Jilin Automobile Sale Co., Ltd.*	June 23, 2021	The PRC	60.05%	Vehicle sales
Jupiter Wellness Acquisition Corp.	September 14, 2021	Delaware, US	100.00%	Investment holding
Shandong Baoya New Energy Vehicle Co., Ltd.*	April 14, 2009	The PRC	85.17%	New energy vehicle production and manufacturing
Xiangyang Yazhi New Energy Automobile Co., Ltd.*	May 16, 2016	The PRC	85.17%	R&D and manufacturing of small new energy vehicles
Xiangyang Yazhi New Energy Automobile Sale Co., Ltd.*	July 22, 2016	The PRC	85.17%	Sales of small new energy vehicles
NexFi Inc	October 22, 2025	Wyoming, US	100.00%	Digital asset financial services

*	The above subsidiaries was disposed on March 20, 2026. For further details, see Note 5 – Discontinued Operations.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

(f) Liquidity and going concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business.

The Company has incurred recurring operating losses and negative operating cash flows in recent periods. In addition, the Company has undergone a significant strategic transformation, including the disposal of its legacy automotive business and a transition to digital asset-related activities, which have limited operating history. These factors indicate that the Company is subject to certain risks and uncertainties.

In accordance with applicable accounting guidance, management has evaluated the Company’s ability to continue as a going concern for a period of at least twelve months from the date of issuance of these financial statements. This evaluation included the preparation of detailed cash flow forecasts reflecting the Company’s current cost structure and expected operating requirements.

Based on this assessment, management expects that the Company will maintain sufficient liquidity to meet its obligations as they fall due for at least twelve months from the issuance date of these financial statements. The forecast indicates that the Company is able to sustain its operations based primarily on existing cash resources and ongoing cost management, without reliance on uncertain inflows such as projected revenues, financing activities, or returns from digital asset-related activities.

A substantial portion of the Company’s assets consists of digital assets, which are subject to price volatility and evolving market conditions. In addition, subsequent to year-end, certain digital assets have been subject to staking arrangements that may restrict their availability for short-term liquidity purposes. While these factors introduce uncertainty, they have been considered in management’s assessment.

Management has undertaken various strategic initiatives to support the Company’s long-term operations and financial position. These include the development of a digital asset trading platform, expansion of digital asset-related services, and access to financing arrangements that may provide additional liquidity if required. The timing and extent of benefits from these initiatives are subject to market conditions and execution risks.

Based on the foregoing, management believes that it is not probable that the Company will be unable to meet its obligations as they fall due within one year from the issuance date of these financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis.